Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A, Amendment Number One, (Amended Form 8-K) is being filed by Capstone Companies, Inc., a Florida corporation, (Company) to: (1) disclose Amendment Number One, dated November 6, 2024, to the Management Transition Agreement between Capstone Companies, Inc. and Coppermine Ventures, LLC (MTA), which MTA was dated October 28, 2024 and signed on October 31, 2024, and was disclosed and filed as an exhibit to the Current Report on Form 8-K filed by the Company with the Commission on November 5, 2024 (Initial Form 8-K); (2) to correct the XBRL link designations and exhibit numbering for Exhibit 10.1 and Exhibit 10.2 to the Initial Form 8-K; and (3) to correct corrupted text in the MTA as filed as an exhibit to the Initial Form 8-K. Other than as set forth in this Explanatory Note, this Amended Form 8-K does not amend any other disclosures in the Initial Form 8-K.
Document Period End Date	Nov. 06, 2024
Entity File Number	0-28331
Entity Registrant Name	CAPSTONE COMPANIES, INC.
Entity Central Index Key	0000814926
Entity Tax Identification Number	84-1047159
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Number 144-V
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Deerfield Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33441
City Area Code	954
Local Phone Number	570-8889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false